Commitments (Details Narrative) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2019	Feb. 28, 2013	Apr. 30, 2011	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CommitmentsDisclosureLineItems [Line Items]
Expiration term, from the first commercial sale			10 years
Termination of the agreement			3 months
Milestone payment to be received upon first regulatory approval			$ 460
Royalty payable before the additional libor interest	$ 36,800			$ 36,800
Aggregate consideration of CRO				15,470	$ 15,940	$ 17,770
Tel Hashomer [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of net sales		1.00%
Percentage of granting a license or similar rights		2.00%
Percentage of initial public offering received		1.00%
Royalty and all other payment obligations amount		$ 29,000
Paid to related party	742
Bottom of Range [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of net sales			0.50%
Top of Range [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of net sales			2.00%
Agreement [Member]
CommitmentsDisclosureLineItems [Line Items]
Annual license fee				$ 138
Government [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of grant amounts plus interest				100.00%
Royalty payable before the additional libor interest	26,900			$ 26,900
Royalty payable including interest	$ 33,400			$ 33,400
Government [Member] | Bottom of Range [Member]
CommitmentsDisclosureLineItems [Line Items]
Royalty Percentage				3.00%
Government [Member] | Top of Range [Member]
CommitmentsDisclosureLineItems [Line Items]
Royalty Percentage				3.50%
License Agreement Member]
CommitmentsDisclosureLineItems [Line Items]
Royalties payment				$ 500
Non Israeli [Member]
CommitmentsDisclosureLineItems [Line Items]
Percentage of grant amounts plus interest				600.00%
Contract Research Organizations [Member]
CommitmentsDisclosureLineItems [Line Items]
Aggregate consideration of CRO				$ 7,500
EURO [Member]
CommitmentsDisclosureLineItems [Line Items]
Annual license fee			$ 100
Milestone payment to be received upon first regulatory approval			$ 400
NIS [Member] | Tel Hashomer [Member]
CommitmentsDisclosureLineItems [Line Items]
Royalty and all other payment obligations amount		$ 100,000